Note 11 - Borrowings (Tables)	12 Months Ended
Mar. 31, 2017
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
Thousands of Yen
2017

Long-term installment payable at various dates through calendar 2021, Interest is payable at fixed rates, The weighted-average rates were 0.438% at March 31, 2017.	¥8,500,000

Less current portion	–

Long-term borrowings, less current portion	¥8,500,000

Schedule of Maturities of Long-term Debt [Table Text Block]
Thousands of Yen

Year ending March 31:
2020	¥1,500,000
2021	1,830,000
2022	5,170,000
Total	¥8,500,000